Consolidated Statements of Changes in Shareholders' Equity		Common Stock [Member] Common Class A [Member] HKD ($) shares		Common Stock [Member] Common Class B [Member] HKD ($) shares		Subscription Receivable [Member] HKD ($)		Additional Paid-in Capital [Member] HKD ($)		Retained Earnings [Member] HKD ($)		USD ($)	HKD ($)
Balance at Sep. 30, 2023	[1]	$ 13,986		$ 2,331		$ (16,317)		$ 100		$ 10,159,634			$ 10,159,734
Balance, shares at Sep. 30, 2023 | shares	[1]	18,000,000		3,000,000
Net income (loss)										8,896,295			8,896,295
Dividend paid										(7,327,215)		$ (936,158)	(7,327,215)
Balance at Sep. 30, 2024	[1]	$ 13,986		$ 2,331		(16,317)		100		11,728,714			11,728,814
Balance, shares at Sep. 30, 2024 | shares	[1]	18,000,000		3,000,000
Net income (loss)										(21,108,928)		(2,707,766)	(21,108,928)
Dividend paid
Issuance of ordinary shares		$ 1,577				16,317		49,781,015					49,798,909
Issuance of ordinary shares, shares | shares		2,012,500
Balance at Sep. 30, 2025		$ 15,563	[1]	$ 2,331	[1]		[1]	$ 49,781,115	[1]	$ (9,380,214)	[1]	$ 5,193,293	$ 40,418,795	[1]
Balance, shares at Sep. 30, 2025 | shares	[1]	20,012,500		3,000,000

[1]	The shares and per share information as at September 2025, were presented on a retroactive basis to reflect the Reorganization completed on 28 November 2024.